UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code: (617)- 662-1742

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Item 1.	Schedule of Investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 1.8%
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.180%	11/04/2014	11/04/2014	$150,000,000	$149,974,500
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.180%	11/06/2014	11/06/2014	125,000,000	124,977,500
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.210%	12/01/2014	12/01/2014	50,000,000	49,982,209
P-1, A-1	Ridgefield Funding Co. (a)(b)	0.350%	02/03/2015	02/03/2015	125,000,000	124,848,090

TOTAL ASSET BACKED COMMERCIAL PAPER						449,782,299

	FINANCIAL COMPANY COMMERCIAL PAPER — 18.7%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)(d)	0.234%	10/13/2014	04/13/2015	45,000,000	45,000,000
P-1, A-1	BNP Paribas (a)	0.300%	01/06/2015	01/06/2015	275,000,000	274,777,708
P-1, A-1	BNP Paribas (a)	0.260%	01/22/2015	01/22/2015	250,000,000	249,795,972
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.230%	02/03/2015	02/03/2015	150,000,000	149,880,208
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.200%	02/19/2015	02/19/2015	240,000,000	239,812,000
P-1, A-1	DnB Bank ASA (a)(c)	0.215%	01/20/2015	01/20/2015	200,000,000	199,867,417
P-1, A-1	DnB Bank ASA (a)(c)	0.190%	01/23/2015	01/23/2015	250,000,000	249,849,583
P-1, A-1+	General Electric Capital Corp. (a)	0.200%	10/09/2014	10/09/2014	45,000,000	44,998,000
P-1, A-1+	General Electric Capital Corp. (a)	0.200%	10/30/2014	10/30/2014	31,500,000	31,494,925
P-1, A-1+	General Electric Capital Corp. (a)	0.230%	02/05/2015	02/05/2015	60,000,000	59,951,317
P-1, A-1+	HSBC Bank PLC (a)(c)(d)	0.244%	10/10/2014	09/10/2015	60,000,000	60,000,000
P-1, A-1	JP Morgan Securities LLC (a)(c)(d)	0.327%	10/06/2014	02/04/2015	160,000,000	160,000,000
P-1, A-1	JP Morgan Securities LLC (a)(c)(d)	0.326%	10/06/2014	02/06/2015	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.220%	10/14/2014	10/14/2014	50,000,000	49,996,028
P-1, A-1+	Nordea Bank AB (a)(c)	0.220%	10/15/2014	10/15/2014	200,000,000	199,982,889
P-1, A-1+	Nordea Bank AB (a)(c)	0.200%	01/22/2015	01/22/2015	200,000,000	199,874,445
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.230%	10/15/2014	10/15/2014	300,000,000	299,973,167
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.245%	01/09/2015	01/09/2015	275,000,000	274,812,847
P-1, A-1	Societe Generale (a)	0.240%	10/31/2014	10/31/2014	40,000,000	39,992,000
P-1, A-1	Societe Generale (a)	0.230%	02/05/2015	02/05/2015	200,000,000	199,837,722
P-1, A-1+	Standard Chartered Bank (a)(c)	0.180%	11/07/2014	11/07/2014	245,000,000	244,954,675
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.240%	01/22/2015	01/22/2015	400,000,000	399,698,667
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.215%	01/26/2015	01/26/2015	161,340,000	161,227,264
P-1, A-1	Swedbank AB (a)	0.230%	01/07/2015	01/07/2015	150,000,000	149,906,083
P-1, A-1	Swedbank AB (a)	0.230%	02/06/2015	02/06/2015	50,000,000	49,959,111
P-1, A-1	Swedbank AB (a)	0.230%	02/09/2015	02/09/2015	160,000,000	159,866,089
P-1, A-1+	Toyota Motor Credit Corp. (a)	0.200%	01/07/2015	01/07/2015	125,000,000	124,931,944
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.224%	10/14/2014	01/13/2015	50,000,000	50,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.224%	10/16/2014	01/16/2015	150,000,000	150,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.243%	10/24/2014	04/24/2015	90,000,000	90,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						4,660,440,061

	CERTIFICATES OF DEPOSIT — 47.1%
P-1, A-1	Bank of America NA	0.230%	01/26/2015	01/26/2015	105,000,000	105,000,000
P-1, A-1	Bank of Montreal	0.170%	10/02/2014	10/02/2014	135,000,000	135,000,000
P-1, A-1	Bank of Montreal	0.160%	10/14/2014	10/14/2014	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.160%	10/20/2014	10/20/2014	140,000,000	140,000,000
P-1, A-1	Bank of Montreal	0.170%	11/03/2014	11/03/2014	200,000,000	200,000,000
P-1, A-1	Bank of Montreal	0.180%	11/12/2014	11/12/2014	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.230%	02/17/2015	02/17/2015	180,000,000	180,000,000
P-1, A-1	Bank of Montreal	0.230%	02/18/2015	02/18/2015	100,000,000	100,000,000
P-1, A-1	Bank of Montreal (d)	0.274%	10/20/2014	03/27/2015	115,000,000	115,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.266%	10/07/2014	03/05/2015	137,702,000	137,702,000
P-1, A-1	Bank of Nova Scotia (d)	0.224%	10/10/2014	06/10/2015	175,000,000	175,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Bank of Tokyo - Mitsubishi	0.090%	10/01/2014	10/01/2014	$150,000,000	$150,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.110%	10/01/2014	10/01/2014	350,000,000	350,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.100%	10/02/2014	10/02/2014	50,000,000	50,000,042
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	11/03/2014	11/03/2014	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	01/05/2015	01/05/2015	350,000,000	350,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	01/15/2015	01/15/2015	150,000,000	150,000,000
P-1, A-1	Barclays Bank	0.310%	02/02/2015	02/02/2015	500,000,000	500,000,000
P-1, A-1	BNP Paribas	0.230%	11/04/2014	11/04/2014	250,000,000	250,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.296%	10/06/2014	03/04/2015	82,621,000	82,621,000
P-1, A-1	Chase Bank USA NA (d)	0.224%	10/27/2014	01/26/2015	73,000,000	73,000,000
P-1, A-1	Chase Bank USA NA (d)	0.227%	10/01/2014	02/02/2015	120,000,000	120,000,000
P-1, A-1	Chase Bank USA NA (d)	0.235%	10/24/2014	02/24/2015	73,000,000	73,000,000
P-1, A-1	Citibank NA	0.200%	01/06/2015	01/06/2015	300,000,000	300,000,000
P-1, A-1	Citibank NA	0.230%	01/26/2015	01/26/2015	350,000,000	350,000,000
P-1, A-1+	Commonwealth Bank of Australia	0.210%	11/14/2014	11/14/2014	90,000,000	90,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank	0.260%	10/01/2014	10/01/2014	200,000,000	200,000,000
P-1, A-1	Credit Suisse	0.240%	11/03/2014	11/03/2014	75,000,000	75,000,000
P-1, A-1	Credit Suisse	0.280%	11/03/2014	11/03/2014	250,000,000	250,000,000
P-1, A-1	Credit Suisse	0.310%	02/05/2015	02/05/2015	300,000,000	300,000,000
P-2, A-1	Deutsche Bank AG	0.310%	11/26/2014	11/26/2014	200,000,000	200,000,000
P-1, A-1	DnB Bank ASA	0.205%	10/06/2014	10/06/2014	135,000,000	135,000,000
P-1, A-1	ING Bank NV	0.300%	02/02/2015	02/02/2015	115,000,000	115,000,000
P-1, A-1	ING Bank NV	0.290%	02/10/2015	02/10/2015	250,000,000	250,000,000
P-1, A-1	ING Bank NV	0.310%	02/11/2015	02/11/2015	165,000,000	165,000,000
P-1, A-1	ING Bank NV	0.310%	02/27/2015	02/27/2015	125,000,000	125,000,000
P-1, A-1	ING Bank NV	0.320%	03/02/2015	03/02/2015	125,000,000	125,000,000
P-1, A-1	Lloyds Bank PLC	0.200%	10/30/2014	10/30/2014	105,000,000	105,000,000
P-1, A-1	Lloyds Bank PLC	0.250%	02/09/2015	02/09/2015	136,000,000	136,000,000
P-1, A-1+	Nordea Bank AB	0.195%	01/22/2015	01/22/2015	100,000,000	99,998,432
P-1, A-1+	Nordea Bank AB	0.210%	02/24/2015	02/24/2015	225,000,000	225,000,000
P-1, A-1	Norinchukin Bank	0.150%	10/01/2014	10/01/2014	180,000,000	180,000,000
P-1, A-1	Norinchukin Bank	0.140%	10/10/2014	10/10/2014	225,000,000	225,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.247%	11/07/2014	11/07/2014	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.210%	01/08/2015	01/08/2015	97,000,000	97,000,000
P-1, A-1+	Rabobank Nederland NV	0.220%	03/13/2015	03/13/2015	215,000,000	215,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.224%	10/14/2014	05/13/2015	58,000,000	58,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.224%	10/20/2014	05/20/2015	99,000,000	99,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.254%	10/10/2014	09/10/2015	76,000,000	76,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.210%	11/03/2014	11/03/2014	65,000,000	65,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB (d)	0.245%	10/07/2014	11/07/2014	350,000,000	350,000,000
P-1, A-1	Societe Generale	0.240%	10/31/2014	10/31/2014	188,000,000	188,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.080%	10/01/2014	10/01/2014	250,000,000	250,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	11/03/2014	11/03/2014	125,000,000	125,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	01/09/2015	01/09/2015	300,000,000	300,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.170%	10/01/2014	10/01/2014	149,000,000	149,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.205%	01/06/2015	01/06/2015	250,000,000	250,003,365
P-1, A-1+	Svenska Handelsbanken AB	0.205%	01/26/2015	01/26/2015	175,000,000	175,002,841
P-1, A-1+	Toronto Dominion Bank	0.200%	10/14/2014	10/14/2014	250,000,000	250,000,000
P-1, A-1+	Toronto Dominion Bank	0.200%	01/13/2015	01/13/2015	200,000,000	200,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.245%	11/24/2014	08/24/2015	173,000,000	173,000,000
P-1, A-1	UBS AG	0.210%	11/17/2014	11/17/2014	180,000,000	180,000,000
P-1, A-1	UBS AG	0.220%	11/17/2014	11/17/2014	175,000,000	175,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	UBS AG (d)	0.266%	10/06/2014	03/05/2015	$180,000,000	$180,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.224%	10/14/2014	03/12/2015	125,000,000	125,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.233%	10/08/2014	04/08/2015	122,000,000	122,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.254%	10/14/2014	07/13/2015	200,000,000	200,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.264%	12/03/2014	09/03/2015	150,000,000	150,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.224%	10/16/2014	01/16/2015	55,000,000	55,000,000

TOTAL CERTIFICATES OF DEPOSIT						11,744,327,680

	OTHER NOTES — 3.2%
P-1, A-1	Bank of America NA	0.230%	02/05/2015	02/05/2015	93,000,000	93,000,000
P-1, A-1	Bank of America NA	0.230%	02/09/2015	02/09/2015	37,000,000	37,000,000
P-1, A-1	Bank of America NA	0.230%	02/19/2015	02/19/2015	78,000,000	78,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank	0.040%	10/01/2014	10/01/2014	75,000,000	75,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.353%	12/08/2014	10/07/2015	115,000,000	115,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.352%	10/22/2014	10/22/2015	85,000,000	85,000,000
P-1, A-1+	Royal Bank of Canada (b)(d)	0.282%	10/07/2014	10/07/2015	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)(d)	0.302%	10/27/2014	03/27/2015	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.324%	12/10/2014	10/09/2015	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.324%	10/20/2014	10/20/2015	96,000,000	96,000,000

TOTAL OTHER NOTES						794,000,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.8%
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/29/2014 (collateralized by various U.S. Government Obligations, 2.000% - 7.000% due 12/01/2017 - 08/01/2044 valued at $357,000,000); expected proceeds $350,002,722	0.040%	10/06/2014	10/06/2014	350,000,000	350,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/29/2014 (collateralized by various U.S. Government Obligations, 2.500% - 12.000% due 11/01/2015 - 09/01/2044 valued at $612,000,000); expected proceeds $600,004,667	0.040%	10/06/2014	10/06/2014	$600,000,000	$600,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						950,000,000

	TREASURY REPURCHASE AGREEMENTS — 21.1%
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Treasury Strips, 3.125% due 11/15/2041 - 02/15/2042 valued at $5,280,000,078); expected proceeds $5,280,000,000	0.000%	10/01/2014	10/01/2014	5,280,000,000	5,280,000,000

	OTHER REPURCHASE AGREEMENTS — 3.4%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/05/2014 (collateralized by various Corporate Bonds, 0.524% - 9.000% due 11/15/2014 - 12/31/2099 valued at $107,007,089); expected proceeds $100,069,417	0.210%	10/01/2014	01/02/2015	100,000,000	100,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/12/2014 (collateralized by various Corporate Bonds, 0.010% - 8.080% due 10/03/2016 - 12/29/2049 valued at $163,456,640); expected proceeds $150,228,750	0.610%	10/01/2014	12/11/2014	150,000,000	150,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/12/2014 (collateralized by various Common Stocks and U.S. Government Obligations, 4.000% - 4.500% due 02/01/2032 - 01/01/2049 valued at $158,384,652); expected proceeds $150,142,500	0.380%	10/01/2014	12/11/2014	150,000,000	150,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by various Common Stocks and U.S. Government Obligations, 4.000% due 07/01/2039 - 01/01/2049 valued at $104,222,213); expected proceeds $100,145,444	0.440%	10/01/2014	01/23/2015	$100,000,000	$100,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), 09/26/2014 (collateralized by various Asset Backed Securities, 0.130% - 3.679% due 11/16/2015 - 12/10/2049 valued at $32,402,956); expected proceeds $30,035,105	0.354%	10/24/2014	01/23/2015	30,000,000	30,000,000
NR, A-1	Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by various Common Stocks, valued at $189,007,208); expected proceeds $175,059,111	0.320%	10/07/2014	11/07/2014	175,000,000	175,000,000
NR, A-1	Credit Suisse Securities (USA) LLC and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various Common Stocks, Corporate Bonds, 4.875% - 7.500% due 04/01/2017 - 01/15/2031 and various U.S. Treasury Strips, 0.000% due 02/15/2021 - 11/15/2031 valued at $159,027,852); expected proceeds $150,060,917	0.430%	10/01/2014	11/03/2014	150,000,000	150,000,000

TOTAL OTHER REPURCHASE AGREEMENTS						855,000,000

TOTAL INVESTMENTS(e)(f)† — 99.1%						24,733,550,040
Other Assets in Excess of Liabilities — 0.9%						222,622,902

NET ASSETS — 100.0%						$24,956,172,942

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.94% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.56% of net assets as of September 30, 2014.

(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2014
(e)	Also represents the cost for federal tax purposes
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
*	Moody's rating, Standard & Poor's rating, respectively
†
Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	24,733,550,040
Level 3 – Significant Unobservable Inputs	-
Total	$24,733,550,040

As of the nine months ended September 30, 2014, there were no transfers between levels.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	ASSET BACKED COMMERCIAL PAPER — 6.2%
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.180%	11/04/2014	11/04/2014	$100,000,000	$99,983,000
P-1, A-1	Manhattan Asset Funding Co. LLC (a)(c)	0.170%	10/16/2014	10/16/2014	35,000,000	34,997,521
P-1, A-1	Nieuw Amsterdam Receivables Corp. (a)(c)	0.170%	01/09/2015	01/09/2015	50,000,000	49,976,389

TOTAL ASSET BACKED COMMERCIAL PAPER						184,956,910

	FINANCIAL COMPANY COMMERCIAL PAPER — 24.0%
P-1, A-1	Bank of Tokyo - Mitsubishi (a)	0.200%	11/13/2014	11/13/2014	100,000,000	99,976,111
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.200%	02/19/2015	02/19/2015	100,000,000	99,921,667
P-1, A-1+	Coca-Cola Co./The (a)(c)	0.190%	02/27/2015	02/27/2015	50,000,000	49,960,681
P-1, A-1	Electricite De France SA (a)(c)	0.170%	10/28/2014	10/28/2014	100,000,000	99,987,250
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.165%	11/26/2014	11/26/2014	27,600,000	27,592,916
P-1, A-1+	General Electric Capital Corp. (a)	0.230%	02/04/2015	02/04/2015	10,000,000	9,991,950
P-1, A-1+	Nordea Bank AB (a)(c)	0.220%	10/14/2014	10/14/2014	100,000,000	99,992,056
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.230%	02/17/2015	02/17/2015	50,000,000	49,955,597
P-1, A-1	Societe Generale (a)	0.230%	02/10/2015	02/10/2015	65,000,000	64,945,183
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.215%	01/26/2015	01/26/2015	25,000,000	24,982,531
P-1, A-1	Swedbank AB (a)	0.230%	01/08/2015	01/08/2015	75,000,000	74,952,562
P-1, A-1+	Toyota Motor Credit Corp. (a)	0.200%	01/08/2015	01/08/2015	13,000,000	12,992,850

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						715,251,354

	CERTIFICATES OF DEPOSIT — 42.9%
P-1, A-1	Bank of Montreal	0.170%	10/16/2014	10/16/2014	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.110%	10/01/2014	10/01/2014	25,000,000	25,000,000
P-1, A-1	Barclays Bank	0.240%	12/16/2014	12/16/2014	100,000,000	100,000,000
P-1, A-1	Credit Suisse	0.280%	11/04/2014	11/04/2014	110,000,000	110,000,000
P-1, A-1	ING Bank NV	0.240%	11/14/2014	11/14/2014	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.300%	02/02/2015	02/02/2015	50,000,000	50,000,000
P-1, A-1	Natixis	0.070%	10/07/2014	10/07/2014	100,000,000	100,000,000
P-1, A-1+	Nordea Bank AB	0.195%	01/22/2015	01/22/2015	30,000,000	29,999,530
P-1, A-1	Norinchukin Bank	0.150%	10/01/2014	10/01/2014	25,000,000	25,000,000
P-1, A-1	Norinchukin Bank	0.140%	10/09/2014	10/09/2014	100,000,000	100,000,000
P-1, A-1+	Rabobank Nederland NV	0.220%	02/23/2015	02/23/2015	75,000,000	74,998,491
P-1, A-1+	Rabobank Nederland NV	0.220%	03/13/2015	03/13/2015	25,000,000	25,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.250%	02/18/2015	02/18/2015	65,000,000	64,997,476
P-1, A-1	Societe Generale	0.240%	10/31/2014	10/31/2014	43,000,000	43,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.210%	12/01/2014	12/01/2014	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.170%	10/01/2014	10/01/2014	80,000,000	80,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.185%	11/26/2014	11/26/2014	25,000,000	25,000,194
P-1, A-1+	Toronto Dominion Bank	0.150%	12/01/2014	12/01/2014	50,000,000	50,000,000
P-1, A-1+	Toronto Dominion Bank	0.200%	01/13/2015	01/13/2015	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA	0.230%	03/03/2015	03/03/2015	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT						1,277,995,691

	OTHER NOTES — 5.7%
P-1, A-1	Bank of America NA	0.220%	01/21/2015	01/21/2015	75,000,000	75,000,000
P-1, A-1	Bank of America NA	0.230%	02/09/2015	02/09/2015	18,000,000	18,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	OTHER NOTES - (continued)
P-1, A-1	Credit Agricole Corporate and Investment Bank	0.040%	10/01/2014	10/01/2014	$75,000,000	$75,000,000

TOTAL OTHER NOTES						168,000,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 16.9%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by various U.S. Government Obligations, 0.000% - 10.350% due 10/14/2014 - 05/27/2033 valued at $51,000,574); expected proceeds $50,000,292	0.030%	10/03/2014	10/03/2014	50,000,000	50,000,000
NR, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 10/20/2041 - 09/01/2044 valued at $102,128,697); expected proceeds $100,000,000	0.000%	10/01/2014	10/01/2014	100,000,000	100,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 5.000% due 06/01/2026 - 02/01/2043 valued at $129,540,023); expected proceeds $127,000,071	0.020%	10/01/2014	10/01/2014	127,000,000	127,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 7.500% due 08/01/2015 - 01/05/2050 valued at $51,001,001); expected proceeds $50,000,014	0.010%	10/01/2014	10/01/2014	50,000,000	50,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 12/20/2042 - 03/20/2044 valued at $76,500,001); expected proceeds $75,000,000	0.000%	10/01/2014	10/01/2014	75,000,000	75,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 4.000% - 9.000% due 12/01/2014 - 08/20/2044 valued at $51,000,000); expected proceeds $50,000,000	0.000%	10/01/2014	10/01/2014	$50,000,000	$50,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 12/01/2036 - 06/01/2043 valued at $51,000,000); expected proceeds $50,000,014	0.010%	10/01/2014	10/01/2014	50,000,000	50,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						502,000,000

	TREASURY REPURCHASE AGREEMENTS — 3.0%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Inflation Bond, 3.875% due 04/15/2029 valued at $17,834,813); expected proceeds $17,485,000	0.000%	10/01/2014	10/01/2014	17,485,000	17,485,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bill, 0.000% due 10/09/2014, a U.S. Treasury Bond, 7.250% due 08/15/2022 and a U.S. Treasury Strip, 0.000% due 11/15/2018 valued at $56,100,001); expected proceeds $55,000,000	0.000%	10/01/2014	10/01/2014	55,000,000	55,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 1.625% due 01/15/2015 valued at $18,360,113); expected proceeds $18,000,005	0.010%	10/01/2014	10/01/2014	18,000,000	18,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						90,485,000

TOTAL INVESTMENTS(d)(e)† — 98.7%						2,938,688,955
Other Assets in Excess of Liabilities — 1.3%						37,612,650

NET ASSETS — 100.0%						$2,976,301,605

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.64% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.77% of net assets as of September 30, 2014.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(e)	Also represents the cost for federal tax purposes
†
Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

*	Moody's rating, Standard & Poor's rating, respectively

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	2,938,688,955
Level 3 – Significant Unobservable Inputs	-
Total	$2,938,688,955

As of the nine months ended September 30, 2014, there were no transfers between levels.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 4.2%
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.180%	11/04/2014	11/04/2014	$50,000,000	$49,991,500
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.180%	11/05/2014	11/05/2014	200,000,000	199,965,000
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.210%	12/01/2014	12/01/2014	50,000,000	49,982,208
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.220%	11/12/2014	11/12/2014	100,000,000	99,974,334

TOTAL ASSET BACKED COMMERCIAL PAPER						399,913,042

	FINANCIAL COMPANY COMMERCIAL PAPER — 15.1%
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.170%	10/03/2014	10/03/2014	25,000,000	24,999,764
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.230%	02/03/2015	02/03/2015	50,000,000	49,960,069
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.195%	02/23/2015	02/23/2015	100,000,000	99,921,458
P-1, A-1	DnB Bank ASA (a)(c)	0.200%	01/16/2015	01/16/2015	100,000,000	99,940,556
P-1, A-1	DnB Bank ASA (a)(c)	0.200%	01/21/2015	01/21/2015	50,000,000	49,968,889
P-1, A-1	DnB Bank ASA (a)(c)	0.190%	01/23/2015	01/23/2015	150,000,000	149,909,750
P-1, A-1+	General Electric Capital Corp. (a)	0.230%	02/05/2015	02/05/2015	30,000,000	29,975,658
P-1, A-1	JP Morgan Securities LLC (a)(c)(d)	0.327%	10/06/2014	02/04/2015	90,000,000	90,000,000
P-1, A-1	JP Morgan Securities LLC (a)(c)(d)	0.326%	10/06/2014	02/06/2015	30,000,000	30,000,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.200%	01/22/2015	01/22/2015	100,000,000	99,937,222
P-1, A-1+	Nordea Bank AB (a)(c)	0.200%	02/13/2015	02/13/2015	100,000,000	99,925,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.200%	02/26/2015	02/26/2015	50,000,000	49,958,889
P-1, A-1	Societe Generale (a)	0.230%	02/05/2015	02/05/2015	75,000,000	74,939,146
P-1, A-1+	Standard Chartered Bank (a)(c)	0.180%	11/07/2014	11/07/2014	100,000,000	99,981,500
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.220%	10/02/2014	10/02/2014	150,000,000	149,999,083
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.215%	01/26/2015	01/26/2015	75,000,000	74,947,594
P-1, A-1	Swedbank AB (a)	0.230%	01/08/2015	01/08/2015	75,000,000	74,952,563
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.224%	10/16/2014	01/16/2015	45,000,000	45,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.227%	10/06/2014	03/04/2015	55,000,000	54,999,137

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,449,316,278

	CERTIFICATES OF DEPOSIT — 49.2%
P-1, A-1	Bank of Montreal	0.170%	10/02/2014	10/02/2014	40,000,000	40,000,000
P-1, A-1	Bank of Montreal	0.160%	10/14/2014	10/14/2014	25,000,000	25,000,000
P-1, A-1	Bank of Montreal	0.160%	10/20/2014	10/20/2014	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.180%	11/12/2014	11/12/2014	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.230%	02/18/2015	02/18/2015	125,000,000	125,000,000
P-1, A-1	Bank of Montreal (d)	0.274%	10/20/2014	03/27/2015	70,000,000	70,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.266%	10/07/2014	03/05/2015	87,298,000	87,298,000
P-1, A-1	Bank of Nova Scotia (d)	0.224%	10/10/2014	06/10/2015	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.090%	10/01/2014	10/01/2014	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	10/29/2014	10/29/2014	175,000,000	175,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	01/20/2015	01/20/2015	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	02/03/2015	02/03/2015	45,000,000	45,000,000
P-1, A-1	Barclays Bank	0.310%	02/02/2015	02/02/2015	160,000,000	160,000,000
P-1, A-1	Barclays Bank (d)	0.332%	12/09/2014	04/01/2015	100,000,000	100,000,000
P-1, A-1	BNP Paribas	0.230%	11/04/2014	11/04/2014	125,000,000	125,000,000
P-1, A-1	BNP Paribas	0.300%	01/06/2015	01/06/2015	50,000,000	50,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.296%	10/06/2014	03/04/2015	52,379,000	52,379,000
P-1, A-1	Chase Bank USA NA (d)	0.224%	10/27/2014	01/26/2015	30,000,000	30,000,000
P-1, A-1	Chase Bank USA NA (d)	0.227%	10/01/2014	02/02/2015	45,000,000	45,000,000
P-1, A-1	Chase Bank USA NA (d)	0.235%	10/24/2014	02/24/2015	30,000,000	30,000,000
P-1, A-1	Citibank NA	0.200%	01/06/2015	01/06/2015	25,000,000	25,000,000
P-1, A-1	Citibank NA	0.230%	01/26/2015	01/26/2015	200,000,000	200,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.240%	10/01/2014	10/01/2014	$150,000,000	$150,000,000
P-1, A-1	Credit Suisse	0.240%	11/03/2014	11/03/2014	55,000,000	55,000,000
P-1, A-1	Credit Suisse	0.280%	11/03/2014	11/03/2014	125,000,000	125,000,000
P-2, A-1	Deutsche Bank AG	0.310%	11/26/2014	11/26/2014	250,000,000	250,000,000
P-1, A-1	DnB Bank ASA	0.205%	10/06/2014	10/06/2014	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.240%	10/10/2014	10/10/2014	125,000,000	125,000,000
P-1, A-1	ING Bank NV	0.240%	10/03/2014	10/03/2014	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.300%	02/02/2015	02/02/2015	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.310%	02/27/2015	02/27/2015	35,000,000	35,000,000
P-1, A-1	ING Bank NV	0.320%	03/02/2015	03/02/2015	40,000,000	40,000,000
P-1, A-1	Lloyds Bank PLC	0.200%	10/30/2014	10/30/2014	45,000,000	45,000,000
P-1, A-1	Lloyds Bank PLC	0.250%	02/09/2015	02/09/2015	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB	0.210%	02/24/2015	02/24/2015	150,000,000	150,000,000
P-1, A-1	Norinchukin Bank	0.150%	10/01/2014	10/01/2014	65,000,000	65,000,000
P-1, A-1	Norinchukin Bank	0.230%	01/26/2015	01/26/2015	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.247%	11/07/2014	11/07/2014	120,000,000	120,000,000
P-1, A-1+	Rabobank Nederland NV	0.220%	03/13/2015	03/13/2015	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.224%	10/14/2014	05/13/2015	18,000,000	18,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.224%	10/20/2014	05/20/2015	32,000,000	32,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.254%	10/10/2014	09/10/2015	40,000,000	40,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.210%	11/03/2014	11/03/2014	30,000,000	30,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB (d)	0.246%	10/07/2014	11/07/2014	200,000,000	200,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.080%	10/01/2014	10/01/2014	25,000,000	25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	01/22/2015	01/22/2015	150,000,000	150,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.240%	01/22/2015	01/22/2015	75,000,000	75,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.170%	10/01/2014	10/01/2014	50,000,000	50,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.205%	01/06/2015	01/06/2015	100,000,000	100,001,346
P-1, A-1	UBS AG	0.210%	11/17/2014	11/17/2014	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.224%	10/14/2014	03/12/2015	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.233%	10/08/2014	04/08/2015	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.264%	12/03/2014	09/03/2015	100,000,000	100,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.224%	10/16/2014	01/16/2015	35,000,000	35,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.243%	10/24/2014	04/24/2015	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT						4,709,678,346

	OTHER NOTES — 5.9%
P-1, A-1	Bank of America NA	0.220%	11/03/2014	11/03/2014	75,000,000	75,000,000
P-1, A-1	Bank of America NA	0.230%	02/05/2015	02/05/2015	66,000,000	66,000,000
P-1, A-1	Bank of America NA	0.230%	02/19/2015	02/19/2015	16,000,000	16,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.040%	10/01/2014	10/01/2014	125,000,000	125,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.060%	10/01/2014	10/01/2014	20,000,000	20,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.353%	12/08/2014	10/07/2015	75,000,000	75,000,000
P-1, A-1+	Royal Bank of Canada (b)	0.282%	10/07/2014	10/07/2015	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)(d)	0.302%	10/27/2014	03/27/2015	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.324%	12/10/2014	10/09/2015	40,000,000	40,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER NOTES - (continued)
P-1, A-1+	Wells Fargo Bank NA	0.324%	10/20/2014	10/20/2015	$59,000,000	$59,000,000

TOTAL OTHER NOTES						561,000,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 18.2%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2014 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 06/01/2019 - 10/01/2044 valued at $102,000,001); expected proceeds $100,000,972	0.050%	10/01/2014	10/01/2014	100,000,000	100,000,000
NR, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 1.625% - 8.000% due 06/01/2026 - 08/20/2064 valued at $81,600,000); expected proceeds $80,000,000	0.000%	10/01/2014	10/01/2014	80,000,000	80,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by various U.S. Government Obligations, 0.000% - 1.700% due 03/30/2015 - 08/23/2027 valued at $127,500,622); expected proceeds $125,001,215	0.050%	10/03/2014	10/03/2014	125,000,000	125,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/24/2014 (collateralized by various U.S. Government Obligations, 2.000% - 8.000% due 12/01/2017 - 09/01/2044 valued at $204,000,001); expected proceeds $200,001,556	0.040%	10/01/2014	10/01/2014	200,000,000	200,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2014 (collateralized by various U.S. Government Obligations, 4.000% - 5.000% due 09/20/2040 - 01/20/2044 valued at $102,000,001); expected proceeds $100,000,778	0.040%	10/02/2014	10/02/2014	100,000,000	100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/29/2014 (collateralized by various U.S. Government Obligations, 2.000% - 10.500% due 03/01/2015 - 08/01/2047 valued at $153,000,000); expected proceeds $150,001,167	0.040%	10/06/2014	10/06/2014	150,000,000	150,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 4.000% due 05/01/2044 - 09/01/2044 valued at $357,000,000); expected proceeds $350,000,097	0.010%	10/01/2014	10/01/2014	$350,000,000	$350,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 07/01/2025 - 10/01/2044 valued at $229,500,000); expected proceeds $225,000,000	0.000%	10/01/2014	10/01/2014	225,000,000	225,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 2.000% - 11.000% due 02/01/2015 - 09/01/2044 valued at $228,533,040); expected proceeds $24,052,000	0.000%	10/01/2014	10/01/2014	224,052,000	224,052,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Government Obligation, 3.500% due 03/20/2043 valued at $25,500,000); expected proceeds $25,000,000	0.000%	10/01/2014	10/01/2014	25,000,000	25,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by various U.S. Government Obligations, 2.500% - 4.000% due 09/01/2025 - 07/01/2044 valued at $169,320,001); expected proceeds $166,000,046	0.010%	10/01/2014	10/01/2014	166,000,000	166,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,745,052,000

	TREASURY REPURCHASE AGREEMENTS — 2.0%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/26/2014 (collateralized by a U.S. Treasury Bond, 4.250% due 11/15/2040, a U.S. Treasury Note, 0.875% due 02/28/2017, and a U.S. Treasury Strip, 0.000% due 05/15/2029 valued at $51,000,64); expected proceeds $50,000,583	0.060%	10/03/2014	10/03/2014	50,000,000	50,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Bond, 8.125% due 08/15/2019, a U.S. Treasury Note, 2.125% due 01/31/2021 and U.S. Treasury Strips, 0.000% due 08/15/2021 - 11/15/2029 valued at $111,180,096); expected proceeds $109,000,000	0.000%	10/01/2014	10/01/2014	$109,000,000	$109,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2014 (collateralized by a U.S. Treasury Note, 0.750% due 12/31/2017 valued at $29,580,005); expected proceeds $29,000,008	0.010%	10/01/2014	10/01/2014	29,000,000	29,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						188,000,000

	OTHER REPURCHASE AGREEMENTS — 2.6%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/12/2015 (collateralized by a Common Stock, Corporate Bonds, 4.875% - 7.500% due 05/15/2015 - 07/23/2024, and U.S. Treasury Strips, 0.000% due 05/15/2020 - 05/15/2035 valued at $156,081,581); expected proceeds $150,228,750	0.610%	10/01/2014	12/11/2014	150,000,000	150,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC (Tri-Party), dated 09/30/2014 (collateralized by various Corporate bonds 4.125% - 9.875% due 02/01/2016 - 12/31/2099 valued at $110,002,998); expected proceeds $100,040,611	0.430%	10/01/2014	11/03/2014	100,000,000	100,000,000

TOTAL OTHER REPURCHASE AGREEMENTS						250,000,000

TOTAL INVESTMENTS(e)(f)† — 97.2%						9,302,959,666
Other Assets in Excess of Liabilities — 2.8%						272,211,935

NET ASSETS — 100.0%						$9,575,171,601

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.89% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.43% of net assets as of September 30, 2014.

(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2014

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2014 (Unaudited)

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes
*	Moody's rating, Standard & Poor's rating, respectively
†
Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	9,302,959,666
Level 3 – Significant Unobservable Inputs	-
Total	$9,302,959,666

As of the nine months ended September 30, 2014, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	November 25, 2014

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	November 25, 2014